Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented data centers or cabinets	26,332	66,896	10,782
Staff field advances	3,716	8,453	1,362
Interest receivables	28,404	13,275	2,140
Receivables for the disposal of certain construction-in-progress	20,290	20,290	3,270
Loans to shareholder of BJ Yichengtaihe	24,000	—	—
Tax recoverables	21,345	66,492	10,717
Deposits	10,079	9,793	1,578
Loan to third parties	6,987	48,422	7,804
Other receivables	13,722	75,820	12,216

	154,875	309,441	49,869